Employee Benefit Plans and Postretirement Benefits - Net Periodic Benefit Cost (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 8	$ 7
Interest cost	28	34
Expected return on assets	(35)	(38)
Amortization of:
Prior service credit	0
Actuarial loss	21	16
Net periodic benefit cost	22	19
Healthcare [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	2	2
Interest cost	12	13
Expected return on assets	(2)	(1)
Amortization of:
Prior service credit	(3)	(3)
Actuarial loss	7	1
Net periodic benefit cost	16	12
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	4	4
Interest cost	1	4
Expected return on assets	0
Amortization of:
Prior service credit	0
Actuarial loss	0
Net periodic benefit cost	$ 5	$ 8